Debt Obligations and Credit Facilities - Amounts of Outstanding Debt and Accrued Interest (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Dec. 27, 2018	Aug. 16, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Carrying value of debt			$ 1,373,259				$ 1,191,207				$ 1,373,259	$ 1,191,207
Interest expense on debt obligations											57,974	51,245	$ 25,205
Amortization of debt issuance costs											1,331	953	537
Funds withheld balances and other											3	343	(46)
Total interest expense			16,872	$ 15,003	$ 14,018	$ 13,415	13,519	$ 14,950	$ 13,036	$ 11,036	59,308	52,541	$ 25,696
Senior Notes
Line of Credit Facility [Line Items]
Carrying value of debt			843,447				842,216				$ 843,447	842,216
Senior Notes | 4.50% Senior Notes due 2022
Line of Credit Facility [Line Items]
Term											5 years
Carrying value of debt			349,253				348,616				$ 349,253	348,616
Senior Notes | 4.95% Senior Notes due 2029
Line of Credit Facility [Line Items]
Term											10 years
Carrying value of debt			494,194				493,600				$ 494,194	493,600
Junior Subordinated Notes | 5.75% Junior Subordinated Notes due 2040
Line of Credit Facility [Line Items]
Term											20 years
Carrying value of debt			344,812				0				$ 344,812	0
Loan facilities | EGL Revolving Credit Facility
Line of Credit Facility [Line Items]
Term		5 years									5 years
Carrying value of debt							0					0
Loan facilities | 2018 EGL Term Loan Facility
Line of Credit Facility [Line Items]
Term	3 years										3 years
Carrying value of debt			$ 0				$ 348,991				$ 0	$ 348,991